UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 84.2%

FIXED INCOME FUNDS — 36.6%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,768	$19
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	271	2
SEI Institutional Managed Trust Enhanced Income Fund, Class A	444	3
SEI Institutional Managed Trust High Yield Bond Fund, Class A	329	3
SEI Institutional Managed Trust Real Return Fund, Class A*	499	5
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	501	5

Total Fixed Income Funds (Cost $37) ($ Thousands)		37

MULTI-ASSET FUNDS — 24.8%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	1,687	17
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	400	4
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	449	4

Total Multi-Asset Funds (Cost $25) ($ Thousands)		25

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	239	3
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	157	3

Total Equity Funds (Cost $6) ($ Thousands)		6

MONEY MARKET FUND (A) — 16.8%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	16,852	17

Total Money Market Fund (Cost $17) ($ Thousands)		17

Total Investments — 84.2% (Cost $85) ($ Thousands) ‡		$85

Percentages are based on Net Assets of $101 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

4/30/14	Brown Brothers Harriman	EUR	1	USD	2	$–

						$–

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$85	$-	$-	$85

Total Investments in Securities	$85	$-	$-	$85

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts - appreciation**	$-	$-	$-	$-
Forwards Contracts - depreciation**	-	-	-	-

Total Other Financial Instruments	$-	$-	$-	$-

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

‡	At March 31, 2014, the tax basis cost of the Fund’s investments was $ 85 ($Thousands), and There was no unrealized appreciation or depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.4%

FIXED INCOME FUNDS — 42.8%
SEI Daily Income Trust Short-Duration Government Fund, Class A	14,546	$153
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	13,613	127
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	4,957	51
SEI Institutional Managed Trust Enhanced Income Fund, Class A	33,495	254
SEI Institutional Managed Trust High Yield Bond Fund, Class A	19,432	153
SEI Institutional Managed Trust Real Return Fund, Class A*	15,093	153
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	19,927	204

Total Fixed Income Funds (Cost $1,093) ($ Thousands)		1,095

MULTI-ASSET FUNDS — 29.8%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	38,108	382
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	16,622	178
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	21,527	203

Total Multi-Asset Funds (Cost $760) ($ Thousands)		763

EQUITY FUNDS — 16.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	21,077	229
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	12,129	204

Total Equity Funds (Cost $420) ($ Thousands)		433

MONEY MARKET FUND (A) — 9.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	254,561	255

Total Money Market Fund (Cost $255) ($ Thousands)		255

Total Investments — 99.4% (Cost $2,528) ($ Thousands) ‡		$2,546

Percentages are based on Net Assets of $2,561 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

4/30/14	Brown Brothers Harriman	EUR	34	USD	46	$–

						$–

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$2,546	$-	$-	$2,546

Total Investments in Securities	$2,546	$-	$-	$2,546

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts - appreciation**	$-	$-	$-	$-
Forwards Contracts - depreciation**	-	-	-	-

Total Other Financial Instruments	$-	$-	$-	$-

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

‡	At March 31, 2014, the tax basis cost of the Fund’s investments was $2,528 ($ Thousands), and the unrealized appreciation and depreciation were $ 19 ($ Thousands) and ($ 1) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.7%

FIXED INCOME FUNDS — 37.4%
SEI Daily Income Trust Short-Duration Government Fund, Class A	4,711	$50
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	4,869	50
SEI Institutional Managed Trust Enhanced Income Fund, Class A	11,382	87
SEI Institutional Managed Trust High Yield Bond Fund, Class A	12,631	99
SEI Institutional Managed Trust Real Return Fund, Class A*	7,329	74
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	10,892	111

Total Fixed Income Funds (Cost $468) ($ Thousands)		471

MULTI-ASSET FUNDS — 34.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	11,865	124
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	12,355	124
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	5,781	62
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	13,087	124

Total Multi-Asset Funds (Cost $431) ($ Thousands)		434

EQUITY FUNDS — 26.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	16,065	175
SEI Institutional Managed Trust Large Cap Fund, Class A	2,565	37
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	7,452	125

Total Equity Funds (Cost $332) ($ Thousands)		337

Total Investments — 98.7% (Cost $1,231) ($ Thousands) ‡		$1,242

Percentages are based on Net Assets of $1,258 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

4/30/14	Brown Brothers Harriman	EUR	36	USD	50	$–

						$–

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$1,242	$-	$-	$1,242

Total Investments in Securities	$1,242	$-	$-	$1,242

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts - appreciation**	$-	$-	$-	$-
Forwards Contracts - depreciation**	-	-	-	-

Total Other Financial Instruments	$-	$-	$-	$-

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

‡	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,231 ($Thousands), and the unrealized appreciation and depreciation were $12 ($ Thousands) and ($1) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Plus Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 97.8%

EQUITY FUNDS — 62.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	4,905	$52
SEI Institutional International Trust International Equity Fund, Class A	11,561	118
SEI Institutional Managed Trust Large Cap Fund, Class A	17,734	258
SEI Institutional Managed Trust Small Cap Fund, Class A	3,259	45

Total Equity Funds (Cost $460) ($ Thousands)		473

MULTI-ASSET FUND — 19.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	14,083	148

Total Multi-Asset Fund (Cost $143) ($ Thousands)		148

FIXED INCOME FUNDS — 15.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	5,749	59
SEI Institutional Managed Trust High Yield Bond Fund, Class A	7,515	59

Total Fixed Income Funds (Cost $116) ($ Thousands)		118

Total Investments — 97.8% (Cost $719) ($ Thousands) ‡		$739

Percentages are based on Net Assets of $756 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

4/30/14	Brown Brothers Harriman	EUR	26	USD	36	$–

						$–

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$739	$-	$-	$739

Total Investments in Securities	$739	$-	$-	$739

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts - appreciation*	$-	$-	$-	$-
Forwards Contracts - depreciation*	-	-	-	-

Total Other Financial Instruments	$-	$-	$-	$-

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

‡	At March 31, 2014, the tax basis cost of the Fund’s investments was $719 ($ Thousands), and the unrealized appreciation and depreciation were $ 20 ($ Thousands) and ($-) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Insurance Products Trust / Quarterly Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 96.9%

FIXED INCOME FUNDS — 34.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	3,534	$36
SEI Institutional Managed Trust High Yield Bond Fund, Class A	5,936	47
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	10,146	104

Total Fixed Income Funds (Cost $185) ($ Thousands)		187

MULTI-ASSET FUNDS — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	9,894	104
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	1,451	15
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	5,480	52

Total Multi-Asset Funds (Cost $169) ($ Thousands)		171

EQUITY FUNDS — 30.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,473	15
SEI Institutional International Trust International Equity Fund, Class A	4,058	41
SEI Institutional Managed Trust Large Cap Fund, Class A	6,045	88
SEI Institutional Managed Trust Small Cap Fund, Class A	1,134	16

Total Equity Funds (Cost $157) ($ Thousands)		160

Total Investments — 96.9% (Cost $511) ($ Thousands) ‡		$518

Percentages are based on Net Assets of $535 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

4/30/14	Brown Brothers Harriman	EUR	13	USD	19	$–

						$–

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$518	$-	$-	$518

Total Investments in Securities	$518	$-	$-	$518

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts - appreciation**	$-	$-	$-	$-
Forwards Contracts - depreciation**	-	-	-	-

Total Other Financial Instruments	$-	$-	$-	$-

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

‡	At March 31, 2014, the tax basis cost of the Fund’s investments was $511 ($Thousands), and the unrealized appreciation and depreciation were $ 7 ($ Thousands) and ($ -) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.4%

EQUITY FUNDS — 43.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	15,194	$161
SEI Institutional International Trust International Equity Fund, Class A	33,784	345
SEI Institutional Managed Trust Large Cap Fund, Class A	50,724	740
SEI Institutional Managed Trust Small Cap Fund, Class A	8,827	121

Total Equity Funds (Cost $1,345) ($ Thousands)		1,367

MULTI-ASSET FUNDS — 31.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	59,182	620
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	5,797	62
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	32,646	309

Total Multi-Asset Funds (Cost $981) ($ Thousands)		991

FIXED INCOME FUNDS — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	21,496	221
SEI Institutional Managed Trust High Yield Bond Fund, Class A	31,705	249
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	27,313	279

Total Fixed Income Funds (Cost $740) ($ Thousands)		749

Total Investments — 99.4% (Cost $3,066) ($ Thousands) ‡		$3,107

Percentages are based on Net Assets of $3,126 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

4/30/14	Brown Brothers Harriman	EUR	113	USD	155	$–

						$–

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$3,107	$-	$-	$3,107

Total Investments in Securities	$3,107	$-	$-	$3,107

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts - appreciation**	$-	$-	$-	$-
Forwards Contracts - depreciation**	-	-	-	-

Total Other Financial Instruments	$-	$-	$-	$-

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

‡	At March 31, 2014, the tax basis cost of the Fund’s investments was $3,066 ($Thousands), and the unrealized appreciation and depreciation were $ 41 ($ Thousands) and ($ -) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

6	SEI Insurance Products Trust / Quarterly Report / March 31, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 29, 2014